Quarterly Holdings Report
for
Fidelity® MSCI Information Technology Index ETF
October 31, 2021
T07-NPRT1-1221
1.9584815.107

Schedule of Investments October 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.6%
		Shares	Value
COMMUNICATIONS EQUIPMENT – 2.8%
Communications Equipment – 2.8%
ADTRAN, Inc.		24,350	$ 449,988
Arista Networks, Inc. (a)		29,565	12,112,485
Calix, Inc. (a)		28,931	1,810,791
Cambium Networks Corp. (a)		4,727	133,396
Casa Systems, Inc. (a)		15,307	96,893
Ciena Corp. (a)		80,476	4,369,042
Cisco Systems, Inc.		2,171,725	121,551,448
CommScope Holding Co., Inc. (a)		102,932	1,102,402
Comtech Telecommunications Corp.		11,031	237,939
Digi International, Inc. (a)		17,348	373,849
Extreme Networks, Inc. (a)		66,441	653,115
F5 Networks, Inc. (a)		30,730	6,488,640
Harmonic, Inc. (a)		48,790	442,525
Infinera Corp. (a)		93,062	706,341
Inseego Corp. (a)		39,724	246,289
Juniper Networks, Inc.		170,438	5,031,330
Lumentum Holdings, Inc. (a)		39,178	3,235,319
Motorola Solutions, Inc.		87,432	21,734,721
NETGEAR, Inc. (a)		16,155	465,749
Netscout Systems, Inc. (a)		38,321	1,036,966
Plantronics, Inc. (a)		19,700	527,172
Ribbon Communications, Inc. (a)		49,011	268,090
ViaSat, Inc. (a)		28,354	1,692,450
Viavi Solutions, Inc. (a)		118,235	1,820,819
TOTAL COMMUNICATIONS EQUIPMENT	186,587,759
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 3.1%
Electronic Components – 0.8%
Amphenol Corp. Class A		307,967	23,642,626
Belden, Inc.		22,791	1,372,246
Corning, Inc.		416,753	14,823,904
II-VI, Inc. (a)		54,229	3,281,397
Knowles Corp. (a)		47,712	994,318
Littelfuse, Inc.		12,745	3,754,040
Rogers Corp. (a)		9,748	1,960,518
Vishay Intertechnology, Inc.		70,340	1,351,935
			51,180,984
Electronic Equipment & Instruments – 1.2%
908 Devices, Inc. (a)		3,513	115,578
Advanced Energy Industries, Inc.		19,847	1,822,351
Badger Meter, Inc.		15,323	1,566,777
Cognex Corp.		91,137	7,982,690
Coherent, Inc. (a)		12,650	3,218,160
FARO Technologies, Inc. (a)		9,090	668,751
Itron, Inc. (a)		23,248	1,807,997
Keysight Technologies, Inc. (a)		95,087	17,117,562
MicroVision, Inc. (a)		81,527	620,420
Napco Security Technologies, Inc. (a)		8,054	386,270

		Shares	Value

National Instruments Corp.		68,333	$ 2,902,102
nLight, Inc. (a)		17,822	501,155
Novanta, Inc. (a)		18,451	3,183,904
OSI Systems, Inc. (a)		8,836	822,720
PAR Technology Corp. (a)		12,711	798,505
Teledyne Technologies, Inc. (a)		23,936	10,752,530
Trimble, Inc. (a)		129,221	11,290,039
Velodyne Lidar, Inc. (a)		48,609	296,515
Vishay Precision Group, Inc. (a)		5,410	184,427
Vontier Corp.		87,979	2,976,330
Zebra Technologies Corp. Class A (a)		27,583	14,727,943
			83,742,726
Electronic Manufacturing Services – 0.7%
Benchmark Electronics, Inc.		18,923	441,095
CTS Corp.		15,994	569,706
Fabrinet (a)		18,991	1,823,136
Flex Ltd. (a)		252,902	4,274,044
IPG Photonics Corp. (a)		19,442	3,091,473
Jabil, Inc.		72,846	4,367,846
Kimball Electronics, Inc. (a)		13,615	391,431
Methode Electronics, Inc.		19,913	837,740
Plexus Corp. (a)		15,232	1,330,058
Sanmina Corp. (a)		33,884	1,279,121
TE Connectivity Ltd.		170,178	24,845,988
TTM Technologies, Inc. (a)		54,667	723,791
			43,975,429
Technology Distributors – 0.4%
Arrow Electronics, Inc. (a)		38,216	4,423,502
Avnet, Inc.		51,869	1,976,728
CDW Corp.		72,259	13,487,142
ePlus, Inc. (a)		6,829	755,082
Insight Enterprises, Inc. (a)		18,248	1,728,086
PC Connection, Inc.		6,034	277,866
ScanSource, Inc. (a)		14,007	501,170
SYNNEX Corp.		23,008	2,415,840
			25,565,416
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS	204,464,555
IT SERVICES – 16.9%
Data Processing & Outsourced Services – 11.1%
Alliance Data Systems Corp.		24,037	2,049,154
Automatic Data Processing, Inc.		219,286	49,227,514
Broadridge Financial Solutions, Inc.		60,138	10,729,221
Cantaloupe, Inc. (a)		27,507	343,838
Cass Information Systems, Inc.		6,464	264,959
Concentrix Corp.		23,008	4,088,061
Conduent, Inc. (a)		86,011	580,574
CSG Systems International, Inc.		17,056	853,653
Euronet Worldwide, Inc. (a)		27,353	3,068,733

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
IT SERVICES – continued
Data Processing & Outsourced Services – continued
EVERTEC, Inc.	32,747	$ 1,480,492
Evo Payments, Inc. Class A (a)	24,178	524,179
ExlService Holdings, Inc. (a)	17,392	2,132,781
Fidelity National Information Services, Inc.	319,577	35,389,957
Fiserv, Inc. (a)	309,254	30,458,426
FleetCor Technologies, Inc. (a)	40,802	10,094,823
Global Payments, Inc.	152,130	21,753,069
I3 Verticals, Inc. Class A (a)	10,973	245,686
International Money Express, Inc. (a)	15,179	254,096
Jack Henry & Associates, Inc.	38,284	6,373,520
Mastercard, Inc. Class A	455,876	152,955,516
MAXIMUS, Inc.	32,178	2,721,293
Paya Holdings, Inc. (a)	35,982	327,796
Paychex, Inc.	167,137	20,604,649
PayPal Holdings, Inc. (a)	575,110	133,764,835
Repay Holding Corp. (a)	39,478	829,433
Sabre Corp. (a)	156,620	1,625,716
Shift4 Payments, Inc. (a)	20,011	1,263,294
Square, Inc. Class A (a)	202,004	51,410,018
The Western Union Co.	210,904	3,842,671
TTEC Holdings, Inc.	9,732	918,604
Verra Mobility Corp. (a)	71,598	1,065,378
Visa, Inc. Class A	871,847	184,631,039
WEX, Inc. (a)	23,060	3,452,082
		739,325,060
Internet Services & Infrastructure – 2.2%
Akamai Technologies, Inc. (a)	83,998	8,858,429
BigCommerce Holdings, Inc. (a)	19,648	907,934
Brightcove, Inc. (a)	17,661	175,197
Cloudflare, Inc. Class A (a)	118,845	23,141,499
Fastly, Inc. Class A (a)	50,541	2,557,880
GoDaddy, Inc. Class A (a)	86,461	5,980,507
Limelight Networks, Inc. (a)	64,543	192,338
MongoDB, Inc. (a)	28,802	15,014,195
Okta, Inc. (a)	64,440	15,928,279
Rackspace Technology, Inc. (a)	20,835	276,897
Snowflake, Inc. Class A (a)	99,020	35,037,237
SolarWinds Corp.	20,525	330,453
Switch, Inc. Class A	49,286	1,245,950
Tucows, Inc. Class A (a)	4,930	405,739
Twilio, Inc. Class A (a)	83,678	24,380,422
VeriSign, Inc. (a)	52,230	11,630,054
		146,063,010
IT Consulting & Other Services – 3.6%
Accenture PLC Class A	327,565	117,527,046
Cognizant Technology Solutions Corp. Class A	271,801	21,224,940
DXC Technology Co. (a)	131,199	4,273,151

		Shares	Value

EPAM Systems, Inc. (a)		29,136	$ 19,615,521
Gartner, Inc. (a)		44,364	14,724,855
Grid Dynamics Holdings, Inc. (a)		19,661	565,254
International Business Machines Corp.		460,461	57,603,671
LiveRamp Holdings, Inc. (a)		34,280	1,834,323
Perficient, Inc. (a)		16,885	2,086,986
The Hackett Group, Inc.		13,179	278,604
Unisys Corp. (a)		32,949	842,506
			240,576,857
TOTAL IT SERVICES	1,125,964,927
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 19.2%
Semiconductor Equipment – 3.1%
ACM Research, Inc. Class A (a)		5,982	635,109
Amkor Technology, Inc.		56,150	1,230,808
Applied Materials, Inc.		472,900	64,621,785
Axcelis Technologies, Inc. (a)		17,956	986,323
Brooks Automation, Inc.		38,798	4,518,027
CMC Materials, Inc.		15,115	1,940,313
Cohu, Inc. (a)		24,505	785,140
Enphase Energy, Inc. (a)		66,428	15,386,718
Entegris, Inc.		70,064	9,863,610
FormFactor, Inc. (a)		39,937	1,588,694
Ichor Holdings Ltd. (a)		14,244	622,748
KLA Corp.		78,992	29,445,058
Kulicke & Soffa Industries, Inc.		31,995	1,823,715
Lam Research Corp.		73,499	41,421,831
MKS Instruments, Inc.		28,676	4,302,834
Onto Innovation, Inc. (a)		25,252	2,000,211
PDF Solutions, Inc. (a)		17,191	404,504
Photronics, Inc. (a)		34,605	449,519
SolarEdge Technologies, Inc. (a)		26,730	9,480,596
Teradyne, Inc.		85,676	11,843,850
Ultra Clean Holdings, Inc. (a)		21,385	1,060,055
Veeco Instruments, Inc. (a)		24,794	602,246
			205,013,694
Semiconductors – 16.1%
Advanced Micro Devices, Inc. (a)		626,141	75,280,932
Allegro MicroSystems, Inc. (a)		29,331	978,482
Alpha & Omega Semiconductor Ltd. (a)		10,637	368,572
Ambarella, Inc. (a)		18,056	3,355,346
Analog Devices, Inc.		277,198	48,091,081
Broadcom, Inc.		210,418	111,872,938
CEVA, Inc. (a)		11,969	545,906
Cirrus Logic, Inc. (a)		29,651	2,396,097
Diodes, Inc. (a)		23,415	2,249,947
DSP Group, Inc. (a)		11,677	256,544
First Solar, Inc. (a)		49,494	5,918,987
Impinj, Inc. (a)		8,681	605,239
Intel Corp.		2,080,944	101,966,256

Quarterly Report	3

Common Stocks – continued
		Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – continued
Semiconductors – continued
Lattice Semiconductor Corp. (a)		70,375	$ 4,886,840
MACOM Technology Solutions Holdings, Inc. (a)		24,828	1,733,491
MagnaChip Semiconductor Corp. (a)		21,538	408,360
Marvell Technology, Inc.		422,179	28,919,262
MaxLinear, Inc. Class A (a)		36,345	2,289,735
Microchip Technology, Inc.		281,922	20,887,601
Micron Technology, Inc.		577,897	39,932,683
Monolithic Power Systems, Inc.		22,367	11,752,964
NeoPhotonics Corp. (a)		24,259	245,501
NVIDIA Corp.		1,284,195	328,330,136
NXP Semiconductors N.V.		142,107	28,543,612
ON Semiconductor Corp. (a)		220,039	10,577,275
Power Integrations, Inc.		30,971	3,196,517
Qorvo, Inc. (a)		58,023	9,761,209
QUALCOMM, Inc.		581,298	77,335,886
Rambus, Inc. (a)		60,272	1,402,529
Semtech Corp. (a)		33,400	2,840,002
Silicon Laboratories, Inc. (a)		23,073	4,355,259
SiTime Corp. (a)		6,281	1,663,774
Skyworks Solutions, Inc.		85,078	14,219,086
SMART Global Holdings, Inc. (a)		11,249	601,372
SunPower Corp. (a)		44,321	1,491,845
Synaptics, Inc. (a)		17,880	3,478,912
Texas Instruments, Inc.		475,918	89,225,107
Universal Display Corp.		23,223	4,254,454
Wolfspeed, Inc. (a)		59,442	7,139,579
Xilinx, Inc.		126,691	22,804,380
			1,076,163,698
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,281,177,392
SOFTWARE – 37.1%
Application Software – 14.2%
8x8, Inc. (a)		52,649	1,193,026
ACI Worldwide, Inc. (a)		54,795	1,681,111
Adobe, Inc. (a)		246,328	160,201,878
Agilysys, Inc. (a)		11,648	555,843
Alarm.com Holdings, Inc. (a)		24,465	2,061,421
Altair Engineering, Inc. Class A (a)		22,946	1,784,969
Alteryx, Inc. Class A (a)		30,582	2,238,297
American Software, Inc. Class A		15,453	447,055
Anaplan, Inc. (a)		66,274	4,321,728
ANSYS, Inc. (a)		44,863	17,029,098
Appfolio, Inc. Class A (a)		8,496	1,118,838
Asana, Inc. (a)		32,987	4,479,635
Aspen Technology, Inc. (a)		35,241	5,521,912
Autodesk, Inc. (a)		113,404	36,018,244
Avalara, Inc. (a)		44,354	7,967,753

	Shares	Value

Avaya Holdings Corp. (a)	43,500	$ 809,970
Benefitfocus, Inc. (a)	13,319	145,976
Bentley Systems, Inc.	88,578	5,239,389
Bill.com Holdings, Inc. (a)	36,273	10,675,507
Black Knight, Inc. (a)	80,714	5,658,859
Blackbaud, Inc. (a)	22,637	1,607,453
Blackline, Inc. (a)	26,996	3,424,982
Bottomline Technologies DE, Inc. (a)	23,094	1,069,252
Box, Inc. Class A (a)	83,827	2,165,251
BTRS Holdings, Inc. (a)	30,813	264,684
C3.ai, Inc. (a)	20,583	928,705
Cadence Design Systems, Inc. (a)	143,399	24,823,801
CDK Global, Inc.	63,697	2,772,093
Cerence, Inc. (a)	19,535	2,053,715
Ceridian HCM Holding, Inc. (a)	69,472	8,701,368
ChannelAdvisor Corp. (a)	15,112	385,507
Citrix Systems, Inc.	63,829	6,046,521
Consensus Cloud Solutions, Inc. (a)	7,366	466,489
Coupa Software, Inc. (a)	37,473	8,532,602
Datadog, Inc. Class A (a)	96,434	16,109,300
Digital Turbine, Inc. (a)	44,085	3,793,955
DocuSign, Inc. (a)	100,246	27,897,459
Domo, Inc. Class B (a)	14,635	1,293,002
Dropbox, Inc. Class A (a)	165,050	5,032,374
Duck Creek Technologies, Inc. (a)	20,389	642,253
Dynatrace, Inc. (a)	95,499	7,162,425
E2open Parent Holdings, Inc. (a)	38,620	482,750
Ebix, Inc.	12,888	422,855
eGain Corp. (a)	11,325	116,874
Elastic N.V. (a)	32,576	5,652,262
Envestnet, Inc. (a)	26,978	2,252,663
Everbridge, Inc. (a)	19,410	3,092,207
Fair Isaac Corp. (a)	14,827	5,904,111
Five9, Inc. (a)	34,483	5,448,659
Guidewire Software, Inc. (a)	41,338	5,197,427
HubSpot, Inc. (a)	22,875	18,534,011
InterDigital, Inc.	16,079	1,076,489
Intuit, Inc.	140,827	88,156,294
Jamf Holding Corp. (a)	18,238	869,041
LivePerson, Inc. (a)	33,222	1,711,265
Manhattan Associates, Inc. (a)	33,005	5,991,728
Marathon Digital Holdings, Inc. (a)	51,004	2,664,449
MicroStrategy, Inc. Class A (a)	3,965	2,835,213
Mimecast Ltd. (a)	31,139	2,349,126
Mitek Systems, Inc. (a)	21,613	406,973
Model N, Inc. (a)	16,370	530,552
Momentive Global, Inc. (a)	63,633	1,458,468
nCino, Inc. (a)	14,613	1,061,781
NCR Corp. (a)	67,894	2,684,529
New Relic, Inc. (a)	29,452	2,390,324
Nuance Communications, Inc. (a)	147,435	8,116,297
Nutanix, Inc. Class A (a)	99,728	3,421,668
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Application Software – continued
ON24, Inc. (a)	4,792	$ 91,671
PagerDuty, Inc. (a)	33,920	1,416,160
Palantir Technologies, Inc. (a)	789,723	20,438,031
Paycom Software, Inc. (a)	26,358	14,440,230
Paylocity Holding Corp. (a)	19,710	6,014,309
Pegasystems, Inc.	21,008	2,494,070
PROS Holdings, Inc. (a)	21,435	643,050
PTC, Inc. (a)	57,208	7,285,439
Q2 Holdings, Inc. (a)	27,405	2,150,196
QAD, Inc. Class A	6,083	533,114
Rekor Systems, Inc. (a)	15,795	214,812
Rimini Street, Inc. (a)	17,545	182,643
RingCentral, Inc. Class A (a)	39,532	9,637,111
Riot Blockchain, Inc. (a)	43,431	1,182,192
Salesforce.com, Inc. (a)	500,662	150,043,395
ShotSpotter, Inc. (a)	4,181	162,683
Smartsheet, Inc. Class A (a)	60,284	4,160,199
Splunk, Inc. (a)	84,459	13,920,532
Sprout Social, Inc. Class A (a)	19,430	2,480,822
SPS Commerce, Inc. (a)	18,716	2,858,495
SS&C Technologies Holdings, Inc.	118,627	9,427,288
Synopsys, Inc. (a)	78,620	26,194,612
The Trade Desk, Inc. Class A (a)	222,217	16,646,275
Tyler Technologies, Inc. (a)	21,041	11,429,892
Unity Software, Inc. (a)	28,702	4,342,900
Upland Software, Inc. (a)	12,772	426,202
Verint Systems, Inc. (a)	33,367	1,554,902
Veritone, Inc. (a)	14,182	424,184
Vertex, Inc. (a)	13,121	273,179
VirnetX Holding Corp. (a)	33,482	128,906
Vonage Holdings Corp. (a)	122,189	1,969,687
Workday, Inc. Class A (a)	97,392	28,241,732
Workiva, Inc. (a)	19,463	2,910,692
Yext, Inc. (a)	50,750	638,942
Zendesk, Inc. (a)	60,895	6,199,111
Zoom Video Communications, Inc. Class A (a)	109,570	30,093,400
		948,402,774
Systems Software – 22.9%
A10 Networks, Inc. (a)	27,783	519,264
Appian Corp. (a)	18,224	1,811,648
CommVault Systems, Inc. (a)	21,973	1,351,339
Crowdstrike Holdings, Inc. Class A (a)	97,484	27,470,991
Dolby Laboratories, Inc. Class A	33,543	2,963,524
Fortinet, Inc. (a)	71,540	24,061,764
JFrog Ltd. (a)	19,311	631,277
Mandiant, Inc. (a)	123,746	2,158,130
McAfee Corp.	36,822	786,886
Microsoft Corp.	3,687,220	1,222,755,896

		Shares	Value

N-Able, Inc. (a)		20,525	$ 272,983
NortonLifelock, Inc.		298,872	7,606,292
OneSpan, Inc. (a)		15,923	325,148
Oracle Corp.		965,933	92,671,612
Palo Alto Networks, Inc. (a)		50,185	25,548,682
Ping Identity Holding Corp. (a)		23,205	657,398
Progress Software Corp.		23,357	1,200,783
Qualys, Inc. (a)		17,339	2,158,359
Rapid7, Inc. (a)		26,988	3,474,705
SailPoint Technologies Holding, Inc. (a)		47,056	2,257,747
ServiceNow, Inc. (a)		101,751	70,997,778
Telos Corp. (a)		8,496	220,131
Tenable Holdings, Inc. (a)		37,764	2,010,933
Teradata Corp. (a)		57,040	3,226,182
Varonis Systems, Inc. (a)		54,706	3,541,666
VMware, Inc. Class A (a)		43,207	6,554,502
Xperi Holding Corp.		55,105	987,482
Zscaler, Inc. (a)		41,425	13,208,775
Zuora, Inc. Class A (a)		54,953	1,201,273
			1,522,633,150
TOTAL SOFTWARE	2,471,035,924
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 20.5%
Technology Hardware, Storage & Peripherals – 20.5%
3D Systems Corp. (a)		64,776	1,824,092
Apple, Inc.		8,599,796	1,288,249,441
Avid Technology, Inc. (a)		17,429	499,166
Corsair Gaming, Inc. (a)		14,263	348,730
DELL Technologies, Inc. Class C (a)		143,036	15,732,530
Diebold Nixdorf, Inc. (a)		37,618	338,562
Eastman Kodak Co. (a)		21,781	147,893
Hewlett Packard Enterprise Co.		672,683	9,854,806
HP, Inc.		645,463	19,576,893
NetApp, Inc.		114,710	10,243,603
Pure Storage, Inc. Class A (a)		138,672	3,724,730
Seagate Technology Holdings PLC		106,157	9,455,404
Super Micro Computer, Inc. (a)		20,125	712,224
Western Digital Corp. (a)		157,925	8,257,898
Xerox Holdings Corp.		84,087	1,496,749
TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS	1,370,462,721
TOTAL COMMON STOCKS (Cost $3,375,447,722)			6,639,693,278

Quarterly Report	5

Money Market Fund – 0.3%
		Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $20,704,000)		20,704,000	$ 20,704,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $3,396,151,722)	6,660,397,278
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%	4,185,546
NET ASSETS – 100.0%	$6,664,582,824

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $1,321,500 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	15	December 2021	1,721,475	$ 40,813	$ 40,813
CME E-mini S&P Information Technology Select Sector IndexContracts (United States)	136	December 2021	22,104,080	822,908	822,908
Total Equity Index Contracts					$ 863,721
The notional amount of futures purchased as a percentage of Net Assets is 0.4%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
6	Quarterly Report

Schedule of Investments (Unaudited)–continued
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	7

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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8	Quarterly Report